Financial Instruments - Derivative (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2025 MXN ($) $ / $	Dec. 31, 2024 MXN ($) $ / $	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)
Financial Instruments
Carrying Value, Liabilities				$ 413,188,000
Notional amount			$ 3,438,530	87,175,965,000
Designated as hedging instruments
Financial Instruments
Carrying Value, Assets						$ 2,001,051,000
Notional amount			2,304,100	41,511,522,000	$ 2,108,700	44,005,755,000
Designated as hedging instruments | Forwards maturity at January through November 2026
Financial Instruments
Carrying Value, Liabilities				267,224,000
Notional amount			388,220
Average rate	18.8517
Cumulative gain (loss) on change in fair value of hedge instruments	$ 2,242,294,000
Consolidated other finance income or expense	$ (747,698,000)
Designated as hedging instruments | Forwards maturity at January 2025 through January 2026
Financial Instruments
Carrying Value, Liabilities						1,975,071,000
Notional amount					592,005	592,000,000
Average rate		18.0059
Cumulative gain (loss) on change in fair value of hedge instruments		$ 1,857,456,000
Consolidated other finance income or expense		$ 456,559,000
Not designated as hedging instruments | Forwards maturity at January through May 2026
Financial Instruments
Carrying Value, Liabilities				32,423,000
Notional amount			20,000
Average rate | $ / $	19.7829
Consolidated other finance income or expense	$ (145,470,000)
Not designated as hedging instruments | Forwards maturity at January through March 2025
Financial Instruments
Carrying Value, Liabilities						8,818,000
Notional amount					14,000
Not designated as hedging instruments | Forwards maturity at March 2025
Financial Instruments
Notional amount					14,000
Average rate | $ / $		20.4645
Consolidated other finance income or expense		$ 149,593,000
Not designated as hedging instruments | TVI | Forwards maturity at February through April 2026
Financial Instruments
Carrying Value, Liabilities				11,671,000
Notional amount			6,900
Average rate | $ / $	19.8344
Consolidated other finance income or expense	$ (58,536,000)
Not designated as hedging instruments | TVI | Forwards maturity at January through March 2025
Financial Instruments
Carrying Value, Liabilities						4,408,000
Notional amount					8,000
Average rate | $ / $		20.4503
Consolidated other finance income or expense		$ 39,791,000
Not designated as hedging instruments | Empresas Cablevision | Forwards maturity at March through April 2026
Financial Instruments
Carrying Value, Liabilities				13,070,000
Notional amount			7,500
Average rate | $ / $	19.9257
Consolidated other finance income or expense	$ (44,919,000)
Not designated as hedging instruments | Empresas Cablevision | Forwards maturity at February through March 2025
Financial Instruments
Carrying Value, Liabilities						2,502,000
Notional amount					4,000
Average rate | $ / $		20.4637
Consolidated other finance income or expense		$ 36,474,000
Not designated as hedging instruments | Cablemas's | Forwards maturity at January through May 2026
Financial Instruments
Carrying Value, Liabilities				46,840,000
Notional amount			31,600
Average rate | $ / $	19.6552
Consolidated other finance income or expense	$ (76,178,000)
Not designated as hedging instruments | Cablemas's | Forwards maturity at January 2025
Financial Instruments
Carrying Value, Liabilities						2,180,000
Notional amount					5,000
Average rate | $ / $		20.4915
Consolidated other finance income or expense		$ 2,181,000
Not designated as hedging instruments | Sky's forward | Forwards maturity at January through May 2026
Financial Instruments
Carrying Value, Liabilities				$ 41,960,000
Notional amount			$ 23,500
Average rate | $ / $	19.935
Consolidated other finance income or expense	$ (120,308,000)
Not designated as hedging instruments | Sky's forward | Forwards maturity at March 2025
Financial Instruments
Carrying Value, Liabilities						$ 8,072,000
Notional amount					$ 15,000
Average rate | $ / $		20.4548
Consolidated other finance income or expense		$ 82,065,000